                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December  31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2004

Total Return for the Six-Month Period Ended June 30, 2004

Class A	Class B	Class C	Class D	Lehman Brothers U.S. Government Index[1]	Lipper General U.S. Government Funds Index[2]
0.13%	0.18%	–0.14%	0.22%	–0.13%	–0.10%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

Interest rates generally fell during the first half of the six-month review period but then rose sharply on falling and then rising expectations for federal funds rate hikes, based on incoming employment and inflation data. The period began with interest rates trending lower during the first quarter of 2004 as employment growth and price pressures remained low. Rates then rose abruptly in April with the publication of surprisingly strong March employment figures and upward revisions for prior months. This publication, coupled with a high level of oil prices and other price pressures, led investors to conclude that the Federal Open Market Committee (the "Fed") would move to raise interest rates as soon as its June meeting. These concerns led to the worst month for bond returns in years. This unfavorable environment remained until the end of the period, when the Fed affirmed its intent to increase rates at a "measured" pace. As expected, the Fed raised the federal funds rate by 25 basis points from its multidecade low.

Sector performance varied. Treasuries largely underperformed, because of their high sensitivity to changes in interest rates as well as their lack of the yield cushion enjoyed by other sectors. Mortgage-backed securities (MBSs) outperformed Treasuries in the first quarter of the period in spite of falling rates, as rates didn't not fall far enough to trigger a sharp increase in prepayment expectations, going on to outperform for the full six-month period.

Performance Analysis

Morgan Stanley U.S. Government Securities Trust's Classes A, B and D outperformed the Lehman Brothers U.S. Government Index as well as the Lipper General U.S. Government Funds Index for the six months ended June 30, 2004. However, the Trust's Class C did not. The primary driver of the Fund's outperformance relative to its benchmark was its low interest-rate sensitivity, which was below that of the Lehman Brothers U.S. Government Index. This position limited the Fund's losses during the spike in interest rates during April and May. The Fund's MBS holdings, which focused on higher-coupon mortgages, contributed positively to performance during the second quarter. These bonds tend to outperform during periods of rising interest rates.

While the Fund's MBS holdings aided its absolute performance, its underweighting in the sector relative to the Lehman Brothers U.S. Government Index limited the Fund's relative performance.

PORTFOLIO COMPOSITION
U.S. Treasuries	43.6%
Mortgage Backed – GNMA	32.8
Short-Term	18.1
Government Agencies	5.5

Data as of June 30, 2004. Subject to change daily. All percentages for Portfolio Composition are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financialadvisory services.

Investment Strategy

The Fund invests all of its assets in U.S. Government securities. In making investment decisions, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate trends and other factors. The Fund is not limited as to the maturities of the U.S. government securities in which it may invest.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/29/84)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	USGAX		USGBX		USGCX		USGDX
1 Year	(0.52)%	[3]	(0.38)%	[3]	(1.12)%	[3]	(0.30)%	[3]
	(4.74)	[4]	(5.18)	[4]	(2.08)	[4]	—
5 Years	5.93	[3]	5.83	[3]	5.34	[3]	6.16	[3]
	5.02	[4]	5.50	[4]	5.34	[4]	—
10 Years	—		6.38	[3]	—		—
	—		6.38	[4]	—		—
Since Inception	5.77	[3]	7.31	[3]	5.31	[3]	6.00	[3]
	5.11	[4]	7.31	[4]	5.31	[4]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and Treasury securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	Mortgage-Backed Securities (40.2%)
	Government National Mortgage Assoc. I (35.4%)
$160,000	*	4.50%	$150,250,000
159,300	*	6.00	163,133,156
22,494	02/15/28–03/15/29	6.00	23,091,898
363,350	*	6.50	379,473,656
176,219	10/15/22–07/15/31	6.50	184,402,623
157,705	04/15/17–03/15/27	7.00	167,617,579
61,921	01/15/06–10/15/31	7.50	66,761,493
19,874	10/15/16–09/15/31	8.00	21,734,240
30,921	01/15/16–11/15/24	8.50	33,859,490
22,936	10/15/08–08/15/21	9.00	25,815,487
14,529	10/15/09–12/15/20	9.50	16,412,772
18,968	11/15/09–11/15/20	10.00	21,251,389
70	05/15/10–06/15/15	12.50	80,171
			1,253,883,954
	Government National Mortgage Assoc. II (3.4%)
109,293	04/20/34	5.50	109,371,267
5,322	01/20/24–02/20/24	6.50	5,555,617
5,887	03/20/26–07/20/29	7.00	6,249,480
			121,176,364
	Government National Mortgage Assoc. GPM I (1.4%)
848	08/15/13–07/15/15	12.25	967,127
49,891	05/20/34	3.75	49,889,514
			50,856,641
	Total Mortgage-Backed Securities (Cost $1,383,097,579)		1,425,916,959
	U.S. Government Obligations (53.4%)
	U.S. Treasury Bonds (20.3%)
71,000	08/15/29	6.125	78,122,223
99,000	08/15/27	6.375	111,773,376
153,000	02/15/27	6.625	177,581,745
196,000	02/15/25	7.625	251,576,780
66,225	08/15/20	8.75	91,750,102
4,750	02/15/15	11.25	7,329,473
			718,133,699

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Treasury Notes (28.7%)
$265,000	11/15/06	3.50%	$268,509,395
162,000	02/15/13	3.875	154,918,980
35,000	11/15/05	5.75	36,606,465
50,000	05/15/05	6.75	52,041,050
206,350	02/15/05	7.50	213,652,933
285,000	11/15/04	7.875	291,702,060
			1,017,430,883
	U.S. Treasury Strips (4.4%)
40,000	08/15/10	0.00	30,957,320
45,000	02/15/11	0.00	33,797,520
150,000	02/15/25	0.00	46,974,450
150,000	08/15/25	0.00	45,764,400
			157,493,690
	Total U.S. Government Obligations (Cost $1,916,699,908)		1,893,058,272
	U.S. Government Agencies (6.7%)
	Housing Urban Development Ser 99-A (1.0%)
18,800	08/01/10	6.06	19,743,215
15,290	08/01/11	6.16	16,037,864
			35,781,079
	Resolution Funding Corp. Zero Coupon Strips (5.7%)
74,000	10/15/08	0.00	62,908,140
138,134	01/15/12	0.00	97,416,655
61,607	04/15/12	0.00	42,761,419
			203,086,214
	Total U.S. Government Agencies (Cost $230,856,232)		238,867,293
	Short-Term Investments (a) (22.2%)
	U.S. Treasury Bills
117,960	07/01/04–07/15/04	0.92	145,350,197
24,000	07/01/04	0.922	24,000,000
28,400	07/15/04	0.935	28,389,673
225,900	07/15/04–08/05/04†	0.94	225,735,171
40,000	09/02/04	0.965	39,932,450
140,000	08/19/04	0.97	139,815,161

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
$36,100	07/08/04	0.99%	$36,093,051
8,000	07/08/04	1.002	7,998,441
2,200	07/08/04	1.01	2,199,568
135,000	07/08/04	1.03	134,972,963
1,500	09/23/04†	1.043	1,496,349
1,000	09/23/04†	1.052	997,546
300	09/23/04†	1.093	299,235
	Total Short-Term Investments (Cost $787,279,805)		787,279,805
	Total Investments (Cost $4,317,933,524) (b) (c)	122.5%	4,345,122,329
	Liabilities in Excess of Other Assets	(22.5)	(799,230,425)
	Net Assets	100.0%	$3,545,891,904

GPM	Graduated Payment Mortgage.
*	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
†	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $3,179,000.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $1,155,280,509 in connection with securities purchased on a forward commitment basis, and open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $59,807,185 and the aggregate gross unrealized depreciation is $32,618,380, resulting in net unrealized appreciation of $27,188,805.

Futures Contracts Open at June 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION/DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
1,410	Short	U.S. Treasury Notes 5 Year September 2004	$(153,249,375)	$(1,177,758)
900	Short	U.S. Treasury Notes 2 Year September 2004	(165,237,192)	(16,044)
650	Short	U.S. Treasury Notes 10 Year September 2004	(95,318,285)	(909,698)
625	Short	U.S. Treasury Bonds 30 Year September 2004	(57,974,375)	(1,297,797)
	Total unrealized depreciation			$(3,401,297)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $4,317,933,524)	$4,345,122,329
Receivable for:
Interest	35,879,353
Investments sold	2,620,851
Shares of beneficial interest sold	1,334,928
Prepaid expenses and other assets	2,118,410
Total Assets	4,387,075,871
Liabilities:
Payable for:
Investments purchased	827,659,069
Shares of beneficial interest redeemed	4,454,772
Variation margin	2,168,336
Distribution fee	2,142,969
Investment management fee	1,443,539
Dividends and distributions to shareholders	813,650
Payable to bank	1,867,134
Accrued expenses and other payables	634,498
Total Liabilities	841,183,967
Net Assets	$3,545,891,904
Composition of Net Assets:
Paid-in-capital	$3,643,208,900
Net unrealized appreciation	23,787,508
Dividends in excess of net investment income	(58,994,541)
Accumulated net realized loss	(62,109,963)
Net Assets	$3,545,891,904
Class A Shares:
Net Assets	$236,469,663
Shares Outstanding (unlimited authorized, $.01 par value)	26,126,079
Net Asset Value Per Share	$9.05
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.45
Class B Shares:
Net Assets	$2,984,450,932
Shares Outstanding (unlimited authorized, $.01 par value)	329,173,400
Net Asset Value Per Share	$9.07
Class C Shares:
Net Assets	$85,854,667
Shares Outstanding (unlimited authorized, $.01 par value)	9,404,817
Net Asset Value Per Share	$9.13
Class D Shares:
Net Assets	$239,116,642
Shares Outstanding (unlimited authorized, $.01 par value)	26,406,530
Net Asset Value Per Share	$9.06

Statement of Operations

For the six months ended June 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$69,518,536
Expenses
Investment management fee	8,509,894
Distribution fee (Class A shares)	215,434
Distribution fee (Class B shares)	8,374,960
Distribution fee (Class C shares)	359,193
Transfer agent fees and expenses	2,120,256
Custodian fees	325,298
Shareholder reports and notices	97,128
Registration fees	49,087
Professional fees	42,872
Trustees' fees and expenses	32,055
Other	161,302
Total Expenses	20,287,479
Less: plan of distribution fee rebate (Class B shares)	(7,150,549)
Net Expenses	13,136,930
Net Investment Income	56,381,606
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(1,906,101)
Futures contracts	3,184,514
Net Realized Gain	1,278,413
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(46,124,827)
Futures contracts	(3,320,509)
Net Depreciation	(49,445,336)
Net Loss	(48,166,923)
Net Increase	$8,214,683

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$56,381,606	$139,369,575
Net realized gain	1,278,413	36,947,785
Net change in unrealized appreciation	(49,445,336)	(109,077,224)
Net Increase	8,214,683	67,240,136
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,573,441)	(9,110,250)
Class B shares	(63,056,934)	(146,837,400)
Class C shares	(1,546,143)	(3,781,279)
Class D shares	(5,145,210)	(12,038,733)
Total Dividends	(74,321,728)	(171,767,662)
Net decrease from transactions in shares of beneficial interest	(505,953,344)	(892,911,901)
Net Decrease	(572,060,389)	(997,439,427)
Net Assets:
Beginning of period	4,117,952,293	5,115,391,720
End of Period (Including dividends in excess of net investment income of $58,994,541 and $41,054,419, respectively)	$3,545,891,904	$4,117,952,293

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2004.

For the six months ended June 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $7,150,549.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,509 , $1,788,722 and $20,378, respectively and received $95,767 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

4.   Security Transactions and Transactions with Affiliates

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004 were $2,855,066,713 and $2,346,953,243, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $272,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,723. At June 30, 2004, the Fund had an accrued pension liability of $60,755 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate risk, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,981,179	$45,789,158	31,910,340	$298,309,612
Reinvestment of dividends	421,003	3,847,524	782,521	7,283,221
Redeemed	(5,584,812)	(51,204,981)	(31,445,337)	(293,410,503)
Net increase (decrease) – Class A	(182,630)	(1,568,299)	1,247,524	12,182,330
CLASS B SHARES
Sold	4,753,620	43,718,545	34,512,843	324,031,042
Reinvestment of dividends	4,001,138	36,658,733	9,261,878	86,401,971
Redeemed	(54,715,256)	(501,204,318)	(139,688,353)	(1,301,149,848)
Net decrease – Class B	(45,960,498)	(420,827,040)	(95,913,632)	(890,716,835)
CLASS C SHARES
Sold	678,724	6,296,702	4,640,484	43,762,890
Reinvestment of dividends	113,487	1,046,771	272,422	2,559,820
Redeemed	(2,732,262)	(25,227,287)	(7,212,567)	(67,610,716)
Net decrease – Class C	(1,940,051)	(17,883,814)	(2,299,661)	(21,288,006)
CLASS D SHARES
Sold	2,283,088	20,979,343	17,605,741	164,783,346
Reinvestment of dividends	408,358	3,733,789	820,139	7,637,771
Redeemed	(9,812,597)	(90,387,323)	(17,726,181)	(165,510,507)
Net increase (decrease) – Class D	(7,121,151)	(65,674,191)	699,699	6,910,610
Net decrease in Fund	(55,204,330)	$(505,953,344)	(96,266,070)	$(892,911,901)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

As of December 31, 2003, the Fund had a net capital loss carryforward of $61,458,629 of which $49,152,459 will expire on December 31, 2004, $3,006,443 will expire on December 31, 2005, $2,711,317 will expire on December 31, 2006 and $6,588,410 will expire on December 31, 2007 to offset future capital gains to the extent provided by regulations.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortizations of premiums on debt securities.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.21		$9.41	$8.99	$8.94	$8.58	$9.18
Income (loss) from investment operations:
Net investment income	0.12		0.26	0.43	0.51	0.56	0.58
Net realized and unrealized gain (loss)	(0.11)		(0.12)	0.45	0.07	0.36	(0.60)
Total income (loss) from investment operations	0.01		0.14	0.88	0.58	0.92	(0.02)
Less dividends from net investment income	(0.17)		(0.34)	(0.46)	(0.53)	(0.56)	(0.58)
Net asset value, end of period	$9.05		$9.21	$9.41	$8.99	$8.94	$8.58
Total Return†	0.13	% (1)	1.48%	10.07%	6.66%	11.18%	(0.26)%
Ratios to Average Net Assets(3):
Expenses	0.77	% (2)	0.76%	0.75%	0.73%	0.77%	0.70%
Net investment income	2.87	% (2)	2.94%	4.50%	5.65%	5.81%	6.50%
Supplemental Data:
Net assets, end of period, in thousands	$236,470		$242,335	$235,787	$122,863	$99,750	$70,881
Portfolio turnover rate	72	% (1)	153%	85%	73%	19%	11%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003		2002		2001		2000		1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.23		$9.43		$9.00		$8.95		$8.59		$9.20
Income (loss) from investment operations:
Net investment income	0.12		0.26		0.40		0.48		0.57		0.55
Net realized and unrealized gain (loss)	(0.10)		(0.12)		0.46		0.07		0.36		(0.61)
Total income (loss) from investment operations	0.02		0.14		0.86		0.55		0.93		(0.06)
Less dividends from net investment income	(0.18)		(0.34)		(0.43)		(0.50)		(0.57)		(0.55)
Net asset value, end of period	$9.07		$9.23		$9.43		$9.00		$8.95		$8.59
Total Return†	0.18	% (1)	1.49%		9.91%		6.29%		11.23%		(0.65)%
Ratios to Average Net Assets(3):
Expenses	0.67	% (2)(4)	0.76	% (4)	1.00	% (4)	1.07	% (4)	0.72	% (4)	1.02	%(4)
Net investment income	2.97	% (2)(4)	2.95	% (4)	4.25	% (4)	5.30	% (4)	5.86	% (4)	6.18	%(4)
Supplemental Data:
Net assets, end of period, in millions	$2,984		$3,461		$4,441		$4,025		$3,745		$4,145
Portfolio turnover rate	72	% (1)	153%		85%		73%		19%		11%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2004	1.11%	2.53%
December 31, 2003	1.32	2.38
December 31, 2002	1.29	3.96
December 31, 2001	1.29	5.08
December 31, 2000	1.29	5.29
December 31, 1999	1.29	5.91

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.29		$9.49	$9.07	$9.02	$8.65	$9.26
Income (loss) from investment operations:
Net investment income	0.09		0.21	0.38	0.46	0.52	0.53
Net realized and unrealized gain (loss)	(0.10)		(0.12)	0.45	0.07	0.37	(0.61)
Total income (loss) from investment operations	(0.01)		0.09	0.83	0.53	0.89	(0.08)
Less dividends from net investment income	(0.15)		(0.29)	(0.41)	(0.48)	(0.52)	(0.53)
Net asset value, end of period	$9.13		$9.29	$9.49	$9.07	$9.02	$8.65
Total Return†	(0.14)	% (1)	0.93%	9.42%	6.03%	10.70%	(0.90)%
Ratios to Average Net Assets(3):
Expenses	1.34	%(2)	1.32%	1.29%	1.29%	1.29%	1.29%
Net investment income	2.30	%(2)	2.38%	3.96%	5.08%	5.29%	5.91%
Supplemental Data:
Net assets, end of period, in thousands	$85,855		$105,392	$129,515	$63,646	$27,445	$22,004
Portfolio turnover rate	72	%(1)	153%	85%	73%	19%	11%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.22		$9.42	$8.99	$8.95	$8.58	$9.18
Income (loss) from investment operations:
Net investment income	0.12		0.28	0.45	0.53	0.58	0.59
Net realized and unrealized gain (loss)	(0.10)		(0.12)	0.46	0.06	0.37	(0.60)
Total income (loss) from investment operations	0.02		0.16	0.91	0.59	0.95	(0.01)
Less dividends from net investment income	(0.18)		(0.36)	(0.48)	(0.55)	(0.58)	(0.59)
Net asset value, end of period	$9.06		$9.22	$9.42	$8.99	$8.95	$8.58
Total Return†	0.22	% (1)	1.67%	10.41%	6.85%	11.43%	(0.10)%
Ratios to Average Net Assets(3):
Expenses	0.59	% (2)	0.57%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.05	% (2)	3.13%	4.71%	5.83%	6.04%	6.66%
Supplemental Data:
Net assets, end of period, in thousands	$239,117		$308,984	$309,109	$138,669	$93,446	$30,315
Portfolio turnover rate	72	% (1)	153%	85%	73%	19%	11%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37965RPT-RA04-00485P-Y06/04	MORGAN STANLEY FUNDS
Morgan Stanley U.S. Government Securities Trust Semiannual Report June 30, 2004

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley U.S. Government
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                           /s/ Ronald E. Robison
                                           Ronald E. Robison
                                           Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley U.S. Government
     Securities Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date August 19, 2004

                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                         /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley U.S. Government Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                   /s/ Francis Smith
                                        ----------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley U.S. Government Securities Trust and will be retained by Morgan Stanley U.S. Government Securities Trust and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8